VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 98.0%
Canada : 5.2%
Alimentation Couche-Tard,
Inc. 144A
3.80%, 01/25/50 $ 75 $ 53,719
5.27%, 02/12/34 25 24,400
Bank of Montreal
7.30% (US Treasury
Yield Curve Rate T 5
Year+3.01%), 11/26/84 25 25,499
7.70% (US Treasury
Yield Curve Rate T 5
Year+3.45%), 05/26/84 25 25,942
Bank of Nova Scotia
4.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 05/04/37 25 22,970
Canadian Pacific Railway Co.
1.75%, 12/02/26 25 23,739
CI Financial Corp.
3.20%, 12/17/30 25 21,391
Enbridge, Inc.
2.50%, 08/01/33 25 20,105
3.12%, 11/15/29 75 68,918
4.25%, 12/01/26 25 24,802
5.62%, 04/05/34 50 50,168
5.70%, 03/08/33 25 25,336
8.50% (US Treasury
Yield Curve Rate T 5
Year+4.43%), 01/15/84 25 27,746
Fortis, Inc.
3.06%, 10/04/26 25 24,290
Toronto-Dominion Bank
7.25% (US Treasury
Yield Curve Rate T 5
Year+2.98%), 07/31/84 25 25,336
Transcanada Trust
5.60% (US Treasury
Yield Curve Rate T 5
Year+3.99%), 03/07/82 25 23,782
488,143
France : 7.6%
BNP Paribas SA 144A
2.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 08/12/35 75 63,559
2.82%, 01/26/41 50 34,188
4.38%, 05/12/26 25 24,791
5.91% (SOFR+1.92%),
11/19/35 50 49,144
Credit Agricole SA 144A
6.25% (SOFR+2.67%),
01/10/35 50 50,671
Danone SA 144A
2.95%, 11/02/26 50 48,622
Societe Generale SA 144A
1.79% (US Treasury
Yield Curve Rate T 1
Year+1.00%), 06/09/27 50 47,762
Par
(000’s) Value
France (continued)
2.80% (US Treasury
Yield Curve Rate T 1
Year+1.30%), 01/19/28 $ 50 $ 47,692
3.00%, 01/22/30 100 89,749
3.34% (US Treasury
Yield Curve Rate T 1
Year+1.60%), 01/21/33 50 42,633
3.62%, 03/01/41 75 51,460
4.03% (US Treasury
Yield Curve Rate T 1
Year+1.90%), 01/21/43 25 17,613
4.25%, 08/19/26 100 98,447
4.75%, 09/14/28 50 49,258
6.07% (US Treasury
Yield Curve Rate T 1
Year+2.10%), 01/19/35 25 25,026
740,615
Germany : 0.7%
Deutsche Bank AG
3.73% (SOFR+2.76%),
01/14/32 75 66,032
Underline
Italy : 2.8%
Enel Finance International
NV 144A
3.50%, 04/06/28 50 47,880
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33 25 26,317
7.20%, 11/28/33 50 54,745
7.78% (US Treasury
Yield Curve Rate T 1
Year+3.90%), 06/20/54 25 27,345
7.80%, 11/28/53 50 57,234
UniCredit SpA 144A
3.13% (US Treasury
Yield Curve Rate T 1
Year+1.55%), 06/03/32 50 43,881
257,402
Mexico : 0.6%
Infraestructura Energetica
Nova SAPI de CV 144A
4.75%, 01/15/51 50 36,284
Sitios Latinoamerica SAB de
CV 144A
5.38%, 04/04/32 25 23,500
59,784
Netherlands : 1.8%
Deutsche Telekom
International Finance BV
8.75%, 06/15/30 75 87,304
Deutsche Telekom
International Finance BV
144A
4.38%, 06/21/28 50 49,196
Enel Finance International
NV 144A
1.62%, 07/12/26 25 23,902
Prosus NV 144A

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Netherlands (continued)
3.26%, 01/19/27 $ 25 $ 23,856
184,258
Norway : 0.3%
Var Energi ASA 144A
8.00%, 11/15/32 25 27,986
Underline
United Arab Emirates : 0.6%
ICICI Bank Ltd. 144A
4.00%, 03/18/26 25 24,757
Ruwais Power Co. PJSC 144A
6.00%, 08/31/36 25 25,182
49,939
United Kingdom : 0.8%
BAT International Finance
Plc
1.67%, 03/25/26 50 48,326
HSBC Holdings Plc
6.50%, 09/15/37 25 25,890
74,216
United States : 77.6%
7-Eleven, Inc. 144A
0.95%, 02/10/26 50 48,061
Altria Group, Inc.
2.45%, 02/04/32 75 61,930
3.40%, 02/04/41 25 18,151
3.88%, 09/16/46 75 54,720
4.25%, 08/09/42 50 40,005
4.80%, 02/14/29 75 74,433
5.80%, 02/14/39 50 49,701
5.95%, 02/14/49 † 25 24,402
Ares Capital Corp.
2.15%, 07/15/26 25 24,005
AT&T, Inc.
3.85%, 06/01/60 75 52,159
Athene Holding Ltd.
6.25%, 04/01/54 25 25,093
Berry Global, Inc. 144A
5.65%, 01/15/34 25 25,323
5.80%, 06/15/31 25 25,703
Blue Owl Capital Corp.
3.40%, 07/15/26 25 24,317
Campbell Soup Co.
5.40%, 03/21/34 † 50 49,837
Capital One Financial Corp.
6.05% (SOFR+2.26%),
02/01/35 75 76,689
6.38% (SOFR+2.86%),
06/08/34 75 78,311
Centene Corp.
2.45%, 07/15/28 25 22,657
2.50%, 03/01/31 75 62,430
2.62%, 08/01/31 75 62,109
3.38%, 02/15/30 75 67,251
4.62%, 12/15/29 75 71,439
CF Industries, Inc. 144A
4.50%, 12/01/26 25 24,839
Par
(000’s) Value
United States (continued)
Charter Communications
Operating LLC / Charter
Communications
Operating Capital
2.25%, 01/15/29 $ 25 $ 22,174
2.30%, 02/01/32 50 39,667
2.80%, 04/01/31 25 21,242
3.85%, 04/01/61 50 30,231
5.05%, 03/30/29 † 50 49,179
5.12%, 07/01/49 20 15,853
5.38%, 04/01/38 50 44,648
5.38%, 05/01/47 75 61,676
6.48%, 10/23/45 100 95,218
Cheniere Corpus Christi
Holdings LLC
3.70%, 11/15/29 25 23,518
5.12%, 06/30/27 25 25,147
Cigna Group
3.40%, 03/15/50 75 49,827
Cigna Group/The
3.88%, 10/15/47 50 36,821
Citigroup, Inc.
5.83% (SOFR+2.06%),
02/13/35 50 49,743
6.02% (SOFR+1.83%),
01/24/36 75 75,324
Conagra Brands, Inc.
4.85%, 11/01/28 50 49,760
5.30%, 11/01/38 50 47,110
Constellation Brands, Inc.
2.25%, 08/01/31 50 41,678
Equinix, Inc.
2.15%, 07/15/30 50 43,159
2.50%, 05/15/31 25 21,460
3.20%, 11/18/29 25 23,073
3.90%, 04/15/32 25 23,090
Expand Energy Corp.
4.75%, 02/01/32 50 46,678
Expand Energy Corp. 144A
6.75%, 04/15/29 50 50,576
Fiserv, Inc.
2.65%, 06/01/30 75 66,601
3.20%, 07/01/26 125 122,477
4.20%, 10/01/28 50 48,876
4.40%, 07/01/49 50 40,723
5.45%, 03/15/34 25 24,993
5.60%, 03/02/33 50 50,677
5.62%, 08/21/33 25 25,442
General Mills, Inc.
2.88%, 04/15/30 50 45,223
3.20%, 02/10/27 75 73,051
4.95%, 03/29/33 25 24,462
GLP Capital LP / GLP
Financing II, Inc.
5.30%, 01/15/29 25 24,883
5.62%, 09/15/34 50 49,121
HCA, Inc.
4.12%, 06/15/29 50 47,967

Par
(000’s) Value
United States (continued)
5.12%, 06/15/39 $ 75 $ 68,998
5.25%, 06/15/26 50 50,143
5.25%, 06/15/49 75 65,753
5.50%, 06/15/47 25 22,943
International Flavors &
Fragrances, Inc.
5.00%, 09/26/48 50 42,766
International Flavors &
Fragrances, Inc. 144A
1.83%, 10/15/27 75 69,053
2.30%, 11/01/30 25 21,328
IQVIA, Inc.
6.25%, 02/01/29 25 25,894
ITC Holdings Corp. 144A
4.95%, 09/22/27 25 25,026
J M Smucker Co.
6.20%, 11/15/33 † 25 26,334
J M Smucker Co./The
6.50%, 11/15/43 25 26,530
Keurig Dr Pepper, Inc.
3.80%, 05/01/50 25 18,404
5.10%, 03/15/27 50 50,439
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29 25 24,092
4.05%, 04/15/32 50 46,892
Kraft Heinz Foods Co.
3.00%, 06/01/26 75 73,361
5.00%, 06/04/42 50 45,187
5.20%, 07/15/45 50 45,586
6.88%, 01/26/39 25 27,635
Kraft Heinz Foods Co. 144A
7.12%, 08/01/39 100 112,402
Kroger Co.
4.45%, 02/01/47 100 82,521
Kroger Co./The
2.65%, 10/15/26 50 48,388
Lowe's Cos, Inc.
2.62%, 04/01/31 100 87,437
4.80%, 04/01/26 75 75,171
LPL Holdings, Inc. 144A
4.00%, 03/15/29 † 25 23,722
McCormick & Co., Inc.
3.40%, 08/15/27 25 24,271
McDonald's Corp.
2.12%, 03/01/30 150 131,732
3.50%, 07/01/27 50 48,796
3.62%, 09/01/49 50 36,322
4.88%, 12/09/45 125 112,539
MetLife, Inc. 144A
9.25%, 04/08/38 25 29,493
Mondelez International, Inc.
2.62%, 09/04/50 100 58,500
3.00%, 03/17/32 25 21,798
MPLX LP
1.75%, 03/01/26 50 48,440
NextEra Energy Capital
Holdings, Inc.
2.25%, 06/01/30 25 21,737
Par
(000’s) Value
United States (continued)
Oracle Corp.
3.60%, 04/01/40 $ 75 $ 58,535
3.80%, 11/15/37 50 41,723
3.85%, 07/15/36 25 21,360
3.85%, 04/01/60 75 51,249
3.95%, 03/25/51 50 36,858
4.00%, 07/15/46 50 38,392
4.10%, 03/25/61 50 35,680
4.38%, 05/15/55 50 38,902
5.38%, 07/15/40 125 119,834
6.12%, 07/08/39 25 25,916
O'Reilly Automotive, Inc.
3.60%, 09/01/27 25 24,330
Pacific Gas and Electric Co.
2.10%, 08/01/27 75 69,361
2.50%, 02/01/31 75 63,103
3.25%, 06/01/31 50 43,714
3.50%, 08/01/50 50 32,752
3.75%, 07/01/28 50 47,437
4.50%, 07/01/40 75 62,070
4.95%, 07/01/50 75 61,803
6.75%, 01/15/53 25 25,882
6.95%, 03/15/34 75 79,768
Pernod Ricard International
Finance LLC 144A
1.62%, 04/01/31 25 20,285
Republic Services, Inc.
1.75%, 02/15/32 † 25 20,217
3.95%, 05/15/28 50 48,849
Reynolds American, Inc.
5.85%, 08/15/45 100 95,192
Roper Technologies, Inc.
4.20%, 09/15/28 25 24,505
Sherwin-Williams Co.
3.45%, 06/01/27 50 48,739
South Bow USA
Infrastructure Holdings
LLC 144A
5.58%, 10/01/34 25 24,325
Sprint Capital Corp.
6.88%, 11/15/28 75 79,621
Sprint LLC
7.62%, 03/01/26 75 76,536
Sysco Corp.
3.30%, 07/15/26 25 24,529
Time Warner Cable
Enterprises LLC
8.38%, 07/15/33 25 28,306
Time Warner Cable LLC
4.50%, 09/15/42 25 19,179
5.50%, 09/01/41 50 43,436
7.30%, 07/01/38 25 26,087
T-Mobile USA, Inc.
2.05%, 02/15/28 50 46,129
2.55%, 02/15/31 50 43,276
3.00%, 02/15/41 25 17,872
3.38%, 04/15/29 75 70,326
3.40%, 10/15/52 25 16,648

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
3.75%, 04/15/27 $ 125 $ 122,448
3.88%, 04/15/30 60 56,729
4.38%, 04/15/40 75 65,202
4.85%, 01/15/29 50 49,871
Transcontinental Gas Pipe
Line Co. LLC
7.85%, 02/01/26 50 51,137
Tyson Foods, Inc.
4.00%, 03/01/26 25 24,831
4.55%, 06/02/47 100 82,413
5.10%, 09/28/48 25 22,196
United Rentals North
America, Inc. 144A
6.00%, 12/15/29 25 25,429
Verizon Communications,
Inc.
2.35%, 03/15/32 100 83,222
2.55%, 03/21/31 150 130,099
2.99%, 10/30/56 25 14,862
3.00%, 11/20/60 75 43,672
3.88%, 02/08/29 25 24,153
4.33%, 09/21/28 125 123,340
VICI Properties LP
4.75%, 02/15/28 25 24,834
VICI Properties LP / VICI Note
Co., Inc. 144A
3.75%, 02/15/27 50 48,615
4.25%, 12/01/26 25 24,620
4.62%, 12/01/29 50 48,064
Vistra Operations Co. LLC
144A
4.30%, 07/15/29 50 47,942
6.95%, 10/15/33 50 53,707
Westinghouse Air Brake
Technologies Corp.
3.45%, 11/15/26 25 24,431
4.70%, 09/15/28 25 24,815
Weyerhaeuser Co.
4.75%, 05/15/26 50 50,028
7,453,932
Total Corporate Bonds
(Cost: $9,588,917) 9,402,307
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.9%
Money Market Fund: 0.9%
(Cost: $86,410)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 86,410 86,410
Total Investments: 98.9%
(Cost: $9,675,327) 9,488,717
Other assets less liabilities: 1.1% 101,117
NET ASSETS: 100.0% $ 9,589,834

FootnoteRuleAboveBlank
Footnotes:
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $172,428.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,059,312, or 21.5% of net assets.